Repurchase Agreements - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt	$ 12,346	$ 11,085	$ 9,393
US Government Corporations and Agencies Securities
Short-term Debt	$ 18,200	$ 18,400